Leases - Leased Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Operating ROU asset	$ 102	$ 103
Finance ROU asset, net	16	14
Total lease assets	118	117
Liabilities:
Operating lease liability, current	24	22
Finance lease liability, current	7	6
Operating lease liability, non-current	83	88
Finance lease liability, non-current	14	15
Present value of lease liabilities	$ 128	$ 131
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other non-current assets	Other non-current assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Finance lease, right-of-use asset, accumulated amortization	$ 16	$ 13